Description of Business (Details) $ in Thousands	6 Months Ended		11 Months Ended
	Jun. 30, 2017 shares	Jun. 30, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2016 shares
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date of incorporation	Oct. 13, 2014
Initial public offering date	November 18, 2014
Limited Partners Capital Account Units Outstanding	10,011,806			9,675,795
Subordinated Limited Partners Capital Account Units Outstanding	9,342,692			9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding	1,592,920			1,592,920
General Partners Capital Account Units Outstanding	427,499			420,641
Common Stock, Conversion Basis	All of the outstanding subordinated Series A Units will automatically convert into common units on a one-for-one basis on the earlier of (i) June 18, 2018, or (ii) the Liquidation Date, as defined in the partnership agreement.
Subordinated Unitholders
Units exchanged			9,342,692
Common Unitholders
Units exchanged			1,242,692
General Partner Units
Units exchanged			381,334
General Partners Capital Account Units Outstanding	412
General partner interest in Navios Midstream			2.00%
VLCC
Number Of Vessels	6
Initial Public Offering
Navios Midstream IPO net proceeds | $			$ 110,403
Proceeds from $ 126,000 credit facility | $			$ 104,451
Number Of Vessels			4
Line Of Credit | $			$ 126,000
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream	58.97%
Navios Acquisition | General Partner Units
General partner interest in Navios Midstream	2.00%
Navios Acquisition | Nave Celeste and C. Dream
Acquisition cost | $		$ 100,000
Cash Payments | $		$ 73,000
Navios Acquisition | Nave Celeste and C. Dream | Subordinated Series A Unitholders
Partners' capital units		1,592,920
Navios Acquisition | Share purchase agreement
Number Of Vessels	7